Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests

16. Redeemable Noncontrolling Interests

The Company has a 60% ownership interest in SHC Medical Partners LLC (“Abode Care Partners”) which meets the definition of a VIE. The Company is deemed to be the primary beneficiary of the VIE because it possesses the power to direct activities of the VIE that most significantly impact its economic performance and has the obligation to absorb losses or the right to receive benefits from the VIE that is significant to it. Through a management agreement with the entity, we manage and handle all day-to-day operating decisions for Abode Care Partners. The terms of the agreement prohibits the Company from using the assets of the entity to satisfy the obligations of other entities. The combined assets of the entity, excluding goodwill and intangible assets, are insignificant to the Company’s consolidated balance sheets.

The respective joint venture agreement contains both a put option for the minority partners and a call option for the Company, requiring or allowing the Company, in certain circumstances, to purchase the partners’ remaining interest in the joint venture at a price based on predetermined earnings multiples. Each of these options is to be triggered upon the occurrence of specified events and/or upon the passage of time. The Company calculates the redemption amount related to the Abode Care Partners options using a Monte Carlo simulation and records the amount, if any, by which the redemption amount exceeds the carrying value as a charge to accumulated deficit.

The total redeemable noncontrolling interest associated with Abode Care Partners was $3.7 million and $5.5 million as of December 31, 2024 and December 31, 2023, respectively. There was no change in the recorded redemption amount for Abode Care Partners for the years ended December 31, 2024 or 2023.

On March 1, 2024, the Company purchased the remaining 30% noncontrolling interest related to Gateway Pediatric Therapy, LLC (“Gateway”) for $5.4 million. Subsequently, the Company owns 100% of common stock in Gateway. Of the $5.4 million purchase price, $0.3 million was paid during the first fiscal quarter of 2024 and the remaining $5.1 million is recorded in trade accounts payable in the consolidated balance sheet as of December 31, 2024. As of December 31, 2023, Gateway met the definition of a VIE and the Company was deemed to be the primary beneficiary of the VIE. The total redeemable noncontrolling interest associated with the Company's 70% ownership in Gateway was $20.6 million as of December 31, 2023. The transaction was accounted for as an equity transaction with the difference between the redeemable noncontrolling interest carrying amount at the time of closing and cash consideration being recognized as an increase in additional paid-in capital of $15.0 million in the consolidated balance sheets as of the purchase date.

On August 1, 2024, the Company purchased the remaining 45% noncontrolling interest related to Harvest Grove LTC, LLC (“Harvest Grove”) for $3.8 million. Subsequently, the Company owns 100% of common stock in Harvest Grove. Of the $3.8 million purchase price, $2.0 million was paid in cash by the Company during the third fiscal quarter of 2024, and the remaining $1.8 million was paid in settled trade receivables owed to the joint venture by the minority owner. As of December 31, 2023, Harvest Grove met the definition of a VIE and the Company was deemed to be the primary beneficiary of the VIE. The total redeemable noncontrolling interest associated with the Company's 55% ownership in Harvest Grove was $1.0 million as of December 31, 2023. The transaction was accounted for as an equity transaction with the difference between the redeemable noncontrolling interest carrying amount at the time of closing and the purchase price being recognized as a decrease in additional paid-in capital of $2.5 million in the consolidated balance sheets as of the purchase date.

Income tax impacts related to the purchase of Gateway and Harvest Grove of $3.8 million were recorded to additional paid-in capital in the consolidated balance sheet for the year ended December 31, 2024.

The following table summarizes the changes in the carrying value of the Company’s redeemable noncontrolling interest (in thousands):

Balance at December 31, 2023	$27,139
Adjustment of Gateway redeemable noncontrolling interest to redemption amount	(14,981)
Adjustment of Harvest Grove redeemable noncontrolling interest to redemption amount	2,542
Purchase of Gateway redeemable noncontrolling interest	(5,400)
Purchase of Harvest Grove redeemable noncontrolling interest	(3,781)
Net loss attributable to redeemable noncontrolling interests	(1,789)
Balance at December 31, 2024	$3,730